INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest - Non-controlling interests [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Total	$ (11,557)	$ (10,356)
Equity [Member] | Latam Airlines Perú S.A.[Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.	Foreign
Country of origin	Peru
Percentage of income attributable to subsidiaries	0.19%	0.19%
Total	$ (12,392)	$ (13,035)
Equity [Member] | Lan Cargo S.A. And Subsidiaries [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.	93.383.000-4
Country of origin	Chile
Percentage of income attributable to subsidiaries	0.10196%	0.10196%
Total	$ (1,638)	$ 2,481
Equity [Member] | Lan Argentina S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.	96.969.680-0
Country of origin	Chile
Percentage of income attributable to subsidiaries	0.00%	0.00%
Total	$ 1,691	$ (149)
Equity [Member] | Linea Aerea Carguera de Colombiana S.A. [Mmeber]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.	Foreign
Country of origin	Colombia
Percentage of income attributable to subsidiaries	9.54%	9.54%
Total	$ 129	$ (422)
Equity [Member] | Transportes Aereos del Mercosur S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.	Foreign
Country of origin	Paraguay
Percentage of income attributable to subsidiaries	5.02%	5.02%
Total	$ 653	$ 769
Income [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Total	$ (2,073)	$ (5,651)	$ (9,648)
Income [Member] | Latam Airlines Perú S.A.[Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		Foreign
Country of origin		Peru
Percentage of income attributable to subsidiaries	0.19%	0.19%	0.19%
Total	$ 643	$ (5,553)	$ (8,102)
Income [Member] | Transportes Aereos del Mercosur S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		Foreign
Country of origin		Paraguay
Percentage of income attributable to subsidiaries	5.02%	0.7988%	5.02%
Total	$ (116)	$ 67	$ (913)
Income [Member] | Americonsult S.A. and Subsidiaries [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		93.383.000-4
Country of origin		Chile
Percentage of income attributable to subsidiaries	0.10196%	0.10196%	0.10196%
Total	$ (4,118)	$ (1,771)	$ (121)
Income [Member] | Lan Pax Airlines Group S.A. y Filiales [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		96.969.680-0
Country of origin		Chile
Percentage of income attributable to subsidiaries			0.10196%
Total	$ 967	$ (182)	$ 431
Income [Member] | Aerolineas Regionales de Integracion Aires S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest [Line Items]
Tax No.		Foreign
Country of origin		Colombia
Percentage of income attributable to subsidiaries	9.54%	9.54%	9.54%
Total	$ 551	$ 1,788	$ (943)